Janus Henderson Multi-Sector Income Fund

Schedule of Investments (unaudited)

March 31, 2023

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 59.2%
Aaset 2019-2 Trust, 6.4130%, 10/16/39 (144A)	$4,723,808	$944,762
ACC Auto Trust 2021-A C, 3.7900%, 4/15/27 (144A)	6,000,000	5,668,650
ACC Auto Trust 2021-A D, 6.1000%, 6/15/29 (144A)	3,700,000	3,493,434
ACHV Trust 2023-1PL D, 8.4700%, 3/18/30 (144A)	2,750,000	2,732,583
ACM Auto Trust 2022-1A C, 5.4800%, 4/20/29 (144A)	8,250,000	8,170,769
AGL CLO 1 Ltd 2021-10A D,
ICE LIBOR USD 3 Month + 2.9000%, 7.6924%, 4/15/34 (144A)‡	8,000,000	7,431,928
Alaska Airlines 2020-1 Class A Pass Through Trust, 4.8000%, 8/15/27 (144A)	6,604,297	6,409,268
AMSR Trust 2023-SFR1 F, 4.0000%, 4/17/40 (144A)	5,000,000	3,976,427
Apidos CLO 2013-15A A1RR,
ICE LIBOR USD 3 Month + 1.0100%, 5.8177%, 4/20/31 (144A)‡	4,209,000	4,168,160
Avis Budget Rental Car Funding AESOP LLC 2018-2A D, 3.0400%, 3/20/25 (144A)	13,000,000	12,386,282
Avis Budget Rental Car Funding AESOP LLC 2019-2A D, 3.0400%, 9/22/25 (144A)	5,000,000	4,603,684
Avis Budget Rental Car Funding AESOP LLC 2021-1A D, 3.7100%, 8/20/27 (144A)	6,000,000	5,069,309
Avis Budget Rental Car Funding AESOP LLC 2023-3A C, 6.7000%, 2/22/28 (144A)	5,000,000	4,999,529
BAMLL Commercial Mortgage Securities Trust 2014-FRR4 CK29,
0%, 5/27/23 (144A)◊	15,370,000	15,073,490
Barclays Commercial Mortgage Securities LLC 2017-DELC E,
ICE LIBOR USD 1 Month + 2.6250%, 7.3094%, 8/15/36 (144A)‡	7,000,000	6,868,750
Benefit Street Partners CLO Ltd 2016-10A CRR,
ICE LIBOR USD 3 Month + 3.5000%, 8.3077%, 4/20/34 (144A)‡	6,750,000	6,138,517
BlueMountain CLO XXVI Ltd 2019-25A D2R,
ICE LIBOR USD 3 Month + 4.1500%, 8.9424%, 7/15/36 (144A)‡	6,250,000	5,386,981
BlueMountain CLO XXVI Ltd 2021-28A A,
ICE LIBOR USD 3 Month + 1.2600%, 6.0524%, 4/15/34 (144A)‡	5,000,000	4,895,085
BPR Trust 2022-OANA D,
CME Term SOFR 1 Month + 3.6950%, 8.5221%, 4/15/37 (144A)‡	10,000,000	9,374,398
Business Jet Securities LLC 2020-1A B, 3.9670%, 11/15/35 (144A)	3,108,769	2,876,100
Business Jet Securities LLC 2021-1A B, 2.9180%, 4/15/36 (144A)	1,925,480	1,771,441
Business Jet Securities LLC 2021-1A C, 5.0670%, 4/15/36 (144A)	1,719,983	1,587,544
Business Jet Securities LLC 2022-1A C, 6.4130%, 6/15/37 (144A)	4,106,510	3,812,278
BX Commercial Mortgage Trust 2019-MMP F,
ICE LIBOR USD 1 Month + 2.7921%, 7.4761%, 8/15/36 (144A)‡	12,935,269	12,024,935
BX Commercial Mortgage Trust 2019-XL,
CME Term SOFR 1 Month + 2.7645%, 7.5916%, 10/15/36 (144A)‡	19,698,750	18,908,805
BX Commercial Mortgage Trust 2021-ARIA E,
ICE LIBOR USD 1 Month + 2.2445%, 6.9285%, 10/15/36 (144A)‡	10,000,000	8,993,210
BX Commercial Mortgage Trust 2021-ARIA F,
ICE LIBOR USD 1 Month + 2.5935%, 7.2775%, 10/15/36 (144A)‡	10,000,000	8,839,367
BX Commercial Mortgage Trust 2021-SOAR G,
ICE LIBOR USD 1 Month + 2.8000%, 7.4850%, 6/15/38 (144A)‡	6,987,373	6,420,215
BX Commercial Mortgage Trust 2021-SOAR J,
ICE LIBOR USD 1 Month + 3.7500%, 8.4350%, 6/15/38 (144A)‡	9,151,491	8,336,765
BX Commercial Mortgage Trust 2021-VINO G,
ICE LIBOR USD 1 Month + 3.9523%, 8.6363%, 5/15/38 (144A)‡	12,000,000	10,967,118
BX Commercial Mortgage Trust 2021-VOLT F,
ICE LIBOR USD 1 Month + 2.4000%, 7.0844%, 9/15/36 (144A)‡	8,440,000	7,779,179
BX Commercial Mortgage Trust 2021-VOLT G,
ICE LIBOR USD 1 Month + 2.8500%, 7.5344%, 9/15/36 (144A)‡	6,000,000	5,434,868
BX Commercial Mortgage Trust 2022-FOX2 A2,
CME Term SOFR 1 Month + 0.7492%, 5.5763%, 4/15/39 (144A)‡	9,769,280	9,185,019
CarMax Auto Owner Trust 2022-3 D, 6.2000%, 1/16/29	6,250,000	6,182,886
Carvana Auto Receivables Trust 2019-2A XS, 0%, 4/15/26 (144A)‡,¤	76,959,975	263,973
Carvana Auto Receivables Trust 2019-4A XS, 0%, 10/15/26 (144A)‡,¤	56,442,798	242,704
Carvana Auto Receivables Trust 2021-N3 E, 3.1600%, 6/12/28 (144A)	12,890,000	10,295,484
Castlelake Aircraft Securitization Trust 2018-1, 6.6250%, 6/15/43 (144A)	3,830,196	1,175,085
CBAM CLO Management 2020-13A A,
ICE LIBOR USD 3 Month + 1.4300%, 6.2377%, 1/20/34 (144A)‡	6,000,000	5,890,782
CBAM CLO Management 2021-14A A,
ICE LIBOR USD 3 Month + 1.1000%, 5.3426%, 4/20/34 (144A)‡	15,000,000	14,559,405
CBAM CLO Management 2021-14A D,
ICE LIBOR USD 3 Month + 3.1000%, 7.3426%, 4/20/34 (144A)‡	10,000,000	8,743,480
CF Hippolyta Issuer LLC 2022-1A A1, 5.9700%, 8/15/62 (144A)	23,268,010	22,654,119
CF Hippolyta Issuer LLC 2022-1A A2, 6.1100%, 8/15/62 (144A)	21,775,767	20,831,505
Chase Auto Credit Linked Note 2021-3 E, 2.1020%, 2/26/29 (144A)	1,034,517	969,838
Chase Auto Credit Linked Notes 2021-1 E, 2.3650%, 9/25/28 (144A)	1,106,252	1,069,029
Chase Auto Credit Linked Notes 2021-1 F, 4.2800%, 9/25/28 (144A)	3,337,000	2,988,567
Chase Mortgage Finance Corp 2021-CL1 M4,
US 30 Day Average SOFR + 2.6500%, 7.2098%, 2/25/50 (144A)‡	2,462,578	2,123,173

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Chase Mortgage Finance Corp 2021-CL1 M5,
US 30 Day Average SOFR + 3.2500%, 7.8098%, 2/25/50 (144A)‡	$985,153		$801,841
CIFC Funding Ltd 2015-3A DR,
ICE LIBOR USD 3 Month + 2.5000%, 7.2976%, 4/19/29 (144A)‡	2,097,500		1,938,157
CIFC Funding Ltd 2016-1A D2RR,
ICE LIBOR USD 3 Month + 4.2500%, 9.0653%, 10/21/31 (144A)‡	5,000,000		4,565,920
CIM Trust 2021-NR1 A1, 2.5690%, 7/25/55 (144A)Ç	4,842,611		4,608,227
Citigroup Commercial Mortgage Trust 2018-C5, 0.6695%, 6/10/51‡,¤	32,684,482		979,895
Citigroup Commercial Mortgage Trust 2021-PRM2 E,
ICE LIBOR USD 1 Month + 2.4000%, 7.0850%, 10/15/38 (144A)‡	2,000,000		1,872,952
Citigroup Commercial Mortgage Trust 2021-PRM2 F,
ICE LIBOR USD 1 Month + 3.7500%, 8.4350%, 10/15/38 (144A)‡	6,000,000		5,709,016
Citigroup Commercial Mortgage Trust 2021-PRM2 G,
ICE LIBOR USD 1 Month + 4.5000%, 9.1850%, 10/15/38 (144A)‡	6,000,000		5,529,464
Citigroup Commercial Mortgage Trust 2021-PRM2 J,
ICE LIBOR USD 1 Month + 5.4000%, 10.0850%, 10/15/36 (144A)‡	6,000,000		5,586,413
Coinstar Funding LLC 2017-1A A2, 5.2160%, 4/25/47 (144A)	12,709,613		9,864,956
Cold Storage Trust 2020-ICE5 F,
ICE LIBOR USD 1 Month + 3.4925%, 8.1769%, 11/15/37 (144A)‡	12,828,026		12,457,469
Cologix Data Centers Issuer LLC 2022-1CAN A2, 4.9400%, 1/25/52 (144A)	5,000,000	CAD	3,421,002
COLT Funding LLC 2021-3R B1, 3.5630%, 12/25/64 (144A)‡	2,547,000		1,721,729
Commercial Mortgage Pass-through Certificate 2022-LPF2 E,
CME Term SOFR 1 Month + 5.9400%, 10.7671%, 10/15/39 (144A)‡	1,500,000		1,474,906
Commercial Mortgage Pass-through Certificates 2022-LPF2 D,
CME Term SOFR 1 Month + 4.1920%, 9.0191%, 10/15/39 (144A)‡	5,000,000		4,918,353
Conn Funding II LP 2021-A B, 2.8700%, 5/15/26 (144A)	1,814,505		1,792,353
Connecticut Avenue Securities Trust 2017-C05 1M2C,
ICE LIBOR USD 1 Month + 2.2000%, 7.0453%, 1/25/30‡	11,211,032		11,168,878
Connecticut Avenue Securities Trust 2018-C05 1B1,
ICE LIBOR USD 1 Month + 4.2500%, 9.0953%, 1/25/31‡	5,692,259		6,045,226
Connecticut Avenue Securities Trust 2018-R07 1B1,
ICE LIBOR USD 1 Month + 4.3500%, 9.1953%, 4/25/31 (144A)‡	4,000,000		4,143,588
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 7.1453%, 8/25/31 (144A)‡	50,657		50,657
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 4.1500%, 8.9953%, 8/25/31 (144A)‡	26,683,000		27,139,921
Connecticut Avenue Securities Trust 2019-R03 1B1,
ICE LIBOR USD 1 Month + 4.1000%, 8.9453%, 9/25/31 (144A)‡	15,690,995		15,958,569
Connecticut Avenue Securities Trust 2019-R04 2B1,
ICE LIBOR USD 1 Month + 5.2500%, 10.0953%, 6/25/39 (144A)‡	5,021,668		5,102,242
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 4.1000%, 8.9453%, 7/25/39 (144A)‡	8,106,373		8,095,552
Connecticut Avenue Securities Trust 2021-R01 1M1,
US 30 Day Average SOFR + 0.7500%, 5.3098%, 10/25/41 (144A)‡	766,505		761,761
Connecticut Avenue Securities Trust 2021-R02 2B1,
US 30 Day Average SOFR + 3.3000%, 7.8598%, 11/25/41 (144A)‡	7,600,000		7,124,183
Connecticut Avenue Securities Trust 2022-R01 1B1,
US 30 Day Average SOFR + 3.1500%, 7.7098%, 12/25/41 (144A)‡	13,477,000		12,478,067
Connecticut Avenue Securities Trust 2022-R02 2B1,
US 30 Day Average SOFR + 4.5000%, 9.0598%, 1/25/42 (144A)‡	17,053,000		16,040,535
Connecticut Avenue Securities Trust 2022-R04 1M1,
US 30 Day Average SOFR + 2.0000%, 6.5598%, 3/25/42 (144A)‡	10,679,819		10,653,259
Credit Suisse Commercial Mortgage Trust 2019-ICE4 F,
ICE LIBOR USD 1 Month + 2.6500%, 7.3340%, 5/15/36 (144A)‡	14,164,760		13,768,477
Credit Suisse Commercial Mortgage Trust 2020-TMIC A,
ICE LIBOR USD 1 Month + 3.5000%, 8.1840%, 12/15/35 (144A)‡	15,000,000		14,947,169
Credit Suisse Commercial Mortgage Trust 2021-WEHO A,
ICE LIBOR USD 1 Month + 3.9693%, 8.6543%, 4/15/23 (144A)‡	11,376,952		11,106,111
CSAIL 2021-C20 XA, 0.9955%, 3/15/54‡,¤	58,631,278		3,261,288
DBCCRE Mortgage Trust 2014-ARCP D, 4.9345%, 1/10/34 (144A)‡	1,000,000		937,035
DBCCRE Mortgage Trust 2014-ARCP E, 4.9345%, 1/10/34 (144A)‡	2,848,000		2,629,078
DBCCRE Mortgage Trust 2014-ARCP F, 4.9345%, 1/10/34 (144A)‡	11,442,000		10,334,172
DBGS Mortgage Trust 2018-BIOD F,
ICE LIBOR USD 1 Month + 2.0000%, 6.6840%, 5/15/35 (144A)‡	1,414,505		1,364,780
Diamond Infrastructure Funding LLC 2021-1A B, 2.3550%, 4/15/49 (144A)	4,000,000		3,349,318
Diamond Infrastructure Funding LLC 2021-1A C, 3.4750%, 4/15/49 (144A)	3,420,000		2,726,947
Diamond Issuer LLC 2021-1A C, 3.7870%, 11/20/51 (144A)	5,000,000		4,026,627
Diamond Resorts Owner Trust 2021-1A D, 3.8300%, 11/21/33 (144A)	558,471		508,045
DROP Mortgage Trust 2021-FILE D,
ICE LIBOR USD 1 Month + 2.7500%, 7.4300%, 10/15/43 (144A)‡	15,000,000		12,875,058
Dryden Senior Loan Fund 2020-83A D,
ICE LIBOR USD 3 Month + 3.5000%, 8.2947%, 1/18/32 (144A)‡	6,000,000		5,604,786
Dryden Senior Loan Fund 2023-105A D,
CME Term SOFR 3 Month + 5.2000%, 0%, 4/18/36 (144A)‡	6,000,000		5,956,920
ECAF I Ltd, 5.8020%, 6/15/40 (144A)	3,163,638		787,265

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Elmwood CLO VIII Ltd 2021-1A A,
ICE LIBOR USD 3 Month + 1.2400%, 6.0477%, 1/20/34 (144A)‡	$5,000,000	$4,901,810
Elmwood CLO VIII Ltd 2021-1A D,
ICE LIBOR USD 3 Month + 3.0000%, 7.8077%, 1/20/34 (144A)‡	3,000,000	2,824,896
Exeter Automobile Receivables Trust 2020-2A E, 7.1900%, 9/15/27 (144A)	6,794,000	6,735,571
Exeter Automobile Receivables Trust 2022-6A E, 11.6100%, 6/17/30 (144A)	3,000,000	2,962,720
Exeter Automobile Receivables Trust 2023-1A E, 12.0700%, 9/16/30 (144A)	3,000,000	3,014,235
Extended Stay America Trust 2021-ESH E,
ICE LIBOR USD 1 Month + 2.8500%, 7.5350%, 7/15/38 (144A)‡	5,164,057	4,873,117
Extended Stay America Trust 2021-ESH F,
ICE LIBOR USD 1 Month + 3.7000%, 8.3850%, 7/15/38 (144A)‡	9,625,255	9,049,077
ExteNet Issuer LLC, 5.2190%, 7/26/49 (144A)	4,000,000	3,753,906
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 55.0000%, 3.7180%, 10/25/40‡	588,203	994,044
Fannie Mae REMICS, 3.0000%, 5/25/48	15,047	13,908
Fannie Mae REMICS, ICE LIBOR USD 1 Month + 6.0500%, 1.2047%, 8/25/48‡,¤	6,815,616	797,594
Flagship Credit Auto Trust 2022-4 E, 12.6600%, 1/15/30 (144A)	5,000,000	5,246,841
Flagship Credit Auto Trust 2023-1 E, 11.4400%, 4/15/30 (144A)	8,000,000	8,010,006
Flagstar Mortgage Trust 2021-13IN A17, 3.0000%, 12/30/51 (144A)‡	15,753,454	12,964,380
Flagstar Mortgage Trust 2021-13IN A2, 3.0000%, 12/30/51 (144A)‡	40,583,427	34,186,444
Foursight Capital Auto Receivables Trust 2020-1 F, 4.6200%, 6/15/27 (144A)	1,250,000	1,232,897
Freddie Mac Multifamily Structured Credit Risk 2021-MN3 M2,
US 30 Day Average SOFR + 4.0000%, 8.5598%, 11/25/51 (144A)‡	10,000,000	8,665,962
Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA2 B1,
ICE LIBOR USD 1 Month + 3.7000%, 8.5453%, 12/25/30 (144A)‡	5,607,000	5,691,865
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-DNA3 B1,
ICE LIBOR USD 1 Month + 5.1000%, 9.9453%, 6/25/50 (144A)‡	5,497,506	5,806,775
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 B1,
ICE LIBOR USD 1 Month + 5.2500%, 10.0953%, 9/25/50 (144A)‡	8,748,961	9,113,721
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 B1,
US 30 Day Average SOFR + 4.0000%, 8.5598%, 11/25/50 (144A)‡	5,441,430	5,417,808
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA1 B1,
US 30 Day Average SOFR + 2.6500%, 7.2098%, 1/25/51 (144A)‡	7,550,000	6,849,756
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 B2,
US 30 Day Average SOFR + 6.0000%, 10.5598%, 8/25/33 (144A)‡	12,308,000	10,754,479
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2,
US 30 Day Average SOFR + 2.3000%, 6.8598%, 8/25/33 (144A)‡	1,483,000	1,458,820
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA3 B2,
US 30 Day Average SOFR + 6.2500%, 10.8098%, 10/25/33 (144A)‡	20,836,000	17,821,825
Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA5 B1,
US 30 Day Average SOFR + 3.0500%, 7.6098%, 1/25/34 (144A)‡	6,624,000	5,988,790
FREMF Mortgage Trust 2018-KF45,
ICE LIBOR USD 1 Month + 1.9500%, 6.6194%, 3/25/25 (144A)‡	377,700	371,020
FREMF Mortgage Trust 2018-KL2P BPZ,
ICE LIBOR USD 1 Month + 2.5000%, 7.1694%, 1/25/28 (144A)‡	5,597,272	5,536,388
FREMF Mortgage Trust 2018-KSW4 C,
ICE LIBOR USD 1 Month + 5.0000%, 9.6694%, 10/25/28‡	4,930,706	4,736,737
FREMF Mortgage Trust 2019-KF70 C,
ICE LIBOR USD 1 Month + 6.0000%, 10.6694%, 9/25/29 (144A)‡	18,696,437	18,203,820
FREMF Mortgage Trust 2019-KF72,
ICE LIBOR USD 1 Month + 2.1000%, 6.7694%, 11/25/26 (144A)‡	2,679,587	2,612,583
Gam Resecuritization Trust 2021-FRR2 BK74, 0%, 9/27/51 (144A)◊	11,000,000	7,322,205
Gam Resecuritization Trust 2021-FRR2 CK74, 0%, 9/27/51 (144A)◊	18,068,494	11,427,444
GCAT 2022-INV1 A26, 3.0000%, 12/25/51 (144A)‡	17,081,147	14,032,652
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 5.5500%, 0.7886%, 1/20/44‡,¤	358,647	31,400
Government National Mortgage Association,
ICE LIBOR USD 1 Month + 6.1500%, 1.4223%, 10/16/55‡,¤	493,203	68,437
Government National Mortgage Association, 0.2838%, 1/16/60‡,¤	12,257,796	343,582
Great Wolf Trust,
CME Term SOFR 1 Month + 2.8465%, 7.6735%, 12/15/36 (144A)‡	19,500,000	18,750,958
Great Wolf Trust,
CME Term SOFR 1 Month + 3.2455%, 8.0725%, 12/15/36 (144A)‡	3,899,000	3,684,687
GS Mortgage Securities Trust 2017-SLP G, 4.5995%, 10/10/32 (144A)‡	8,331,000	7,141,019
GS Mortgage Securities Trust 2022-SHIP D,
CME Term SOFR 1 Month + 1.6069%, 6.4340%, 8/15/36 (144A)‡	20,000,000	19,483,048
Hertz Vehicle Financing LLC 2021-1A D, 3.9800%, 12/26/25 (144A)	15,000,000	13,796,200
HGI CRE CLO Ltd 2021-FL1 D,
ICE LIBOR USD 1 Month + 2.3500%, 7.0777%, 6/16/36 (144A)‡	5,000,000	4,550,202
Hilton Grand Vacations Trust 2022-1D D, 6.7900%, 6/20/34 (144A)	2,164,018	2,064,083
Home Partners of America Trust 2021-2 F, 3.7990%, 12/17/26 (144A)	19,364,943	17,093,318
Home Partners of America Trust 2021-3 F, 4.2420%, 1/17/41 (144A)	4,650,891	3,886,609
Hotwire Funding LLC 2021-1 C, 4.4590%, 11/20/51 (144A)	3,000,000	2,582,698
JP Morgan Chase Commercial Mortgage Sec Trust 2020-ACE A,
3.2865%, 1/10/37 (144A)	10,000,000	9,307,258

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
JP Morgan Chase Commercial Mortgage Sec Trust 2022-NLP D,
CME Term SOFR 1 Month + 2.1664%, 6.9935%, 4/15/37 (144A)‡	$19,210,579	$17,102,530
Kayne CLO 10 Ltd 2021-10A A,
ICE LIBOR USD 3 Month + 1.1700%, 5.9853%, 4/23/34 (144A)‡	22,500,000	22,019,737
LCM LP XIV, ICE LIBOR USD 3 Month + 1.0400%, 5.8477%, 7/20/31 (144A)‡	4,640,000	4,555,919
Lendbuzz Securitization Trust 2021-1A A, 4.2200%, 5/17/27 (144A)‡	3,316,194	3,207,618
Lendbuzz Securitization Trust 2021-1A A, 5.9900%, 12/15/28 (144A)‡	5,594,000	5,459,346
LFS LLC 2022-A B, 8.0000%, 5/15/34 (144A)	4,000,000	3,611,026
Life Financial Services Trust 2021-BMR E,
CME Term SOFR 1 Month + 1.8645%, 6.6915%, 3/15/38 (144A)‡	17,693,463	16,494,940
Life Financial Services Trust 2022-BMR2 D,
CME Term SOFR 1 Month + 2.5419%, 7.3690%, 5/15/39 (144A)‡	10,000,000	9,455,931
LoanMe Trust SBL 2019-1, 10.0000%, 8/15/30 (144A)Ç	5,783,161	5,480,127
Longfellow Place CLO Ltd 2013-1A DRR,
ICE LIBOR USD 3 Month + 4.5000%, 9.2924%, 4/15/29 (144A)‡	3,000,000	2,860,494
LUXE Commercial Mortgage Trust 2021-TRIP F,
ICE LIBOR USD 1 Month + 3.2500%, 7.9340%, 10/15/38 (144A)‡	8,000,000	7,510,784
Luxury Lease Partners Auto Trust 2021-ARC2 A, 3.0000%, 7/15/27 (144A)	931,592	917,230
Madison Park Funding Ltd 2016-22A DR,
ICE LIBOR USD 3 Month + 3.5000%, 8.2924%, 1/15/33 (144A)‡	8,500,000	7,978,941
Madison Park Funding Ltd 2018-32A A1R,
ICE LIBOR USD 3 Month + 1.0000%, 5.8153%, 1/22/31 (144A)‡	10,000,000	9,860,370
Madison Park Funding Ltd 2018-32A DR,
ICE LIBOR USD 3 Month + 3.2000%, 8.0153%, 1/22/31 (144A)‡	7,000,000	6,409,326
MBRT 2019-MBR H1,
ICE LIBOR USD 1 Month + 4.3500%, 9.0340%, 11/15/36 (144A)‡	5,000,000	4,965,889
MBRT 2019-MBR H2,
ICE LIBOR USD 1 Month + 5.3000%, 9.9840%, 11/15/36 (144A)‡	1,950,000	1,895,303
MED Trust 2021-MDLN F,
ICE LIBOR USD 1 Month + 4.0000%, 8.6850%, 11/15/38 (144A)‡	7,710,094	7,138,484
MED Trust 2021-MDLN G,
ICE LIBOR USD 1 Month + 5.2500%, 9.9350%, 11/15/38 (144A)‡	14,955,569	13,678,980
Mello Mortgage Capital Acceptance Trust 2021-INV4 A3,
2.5000%, 12/25/51 (144A)‡	3,504,165	2,816,611
Mercury Financial Credit Card Master Trust 2023-1A A,
8.0400%, 9/20/27 (144A)	8,000,000	8,034,570
MHC Commercial Mortgage Trust 2021-MHC E,
ICE LIBOR USD 1 Month + 2.1010%, 6.7850%, 4/15/38 (144A)‡	3,000,000	2,806,470
MHC Commercial Mortgage Trust 2021-MHC G,
ICE LIBOR USD 1 Month + 3.2010%, 7.8850%, 4/15/38 (144A)‡	10,620,000	9,885,520
Mission Lane Credit Card Master Trust 2021-A B, 2.2400%, 9/15/26 (144A)	3,000,000	2,832,432
Mission Lane Credit Card Master Trust 2021-A C, 4.7500%, 9/15/26 (144A)	5,000,000	4,692,742
Multifamily Connecticut Avenue Securities Trust 2019-01,
ICE LIBOR USD 1 Month + 3.2500%, 8.0953%, 10/25/49 (144A)‡	27,429,340	25,836,005
Multifamily Connecticut Avenue Securities Trust 2020-01,
ICE LIBOR USD 1 Month + 3.7500%, 8.5953%, 3/25/50 (144A)‡	15,446,000	14,438,723
Multifamily Connecticut Avenue Securities Trust 2020-01 CE,
ICE LIBOR USD 1 Month + 7.5000%, 12.3453%, 3/25/50 (144A)‡	2,000,000	1,841,139
MVW Owner Trust 2021-1WA D, 3.1700%, 1/22/41 (144A)	1,999,155	1,800,730
NBC Funding LLC 2021-1 B, 4.9700%, 7/30/51 (144A)	3,000,000	2,524,537
Neuberger Berman CLO Ltd,
ICE LIBOR USD 3 Month + 2.8000%, 7.6024%, 1/28/30 (144A)‡	6,000,000	5,500,284
New Residential Mortgage Loan Trust 2022-SFR1 F, 4.4430%, 2/17/39 (144A)	10,500,000	9,037,829
NW Re-Remic Trust 2021-FRR1 BK88, 2.6632%, 12/18/51 (144A)‡	20,000,000	15,611,214
Oak Hill Credit Partners 2012-7A AR3,
ICE LIBOR USD 3 Month + 1.0700%, 5.7450%, 2/20/34 (144A)‡	5,000,000	4,881,700
Oak Street Investment Grade Net Lease Fund 2020-1A B1,
5.1100%, 11/20/50 (144A)	4,499,000	3,806,125
Oak Street Investment Grade Net Lease Fund 2021-1A B1,
4.2300%, 1/20/51 (144A)	2,400,000	2,088,839
Oasis Securitization 2021-1A A, 2.5792%, 2/15/33 (144A)	601,662	597,246
Oasis Securitization 2021-2A A, 2.1430%, 10/15/33 (144A)	3,532,031	3,472,300
Oasis Securitization 2021-2A B, 5.1470%, 10/15/33 (144A)	3,532,924	3,468,409
Oasis Securitization 2022-2A B, 8.8500%, 10/15/34 (144A)	8,300,272	8,279,521
Oasis Securitization 2023-1A B, 10.2500%, 2/15/35 (144A)	6,873,254	6,863,571
OCP CLO Ltd, ICE LIBOR USD 3 Month + 3.0000%, 7.8156%, 4/24/29 (144A)‡	6,000,000	5,873,358
Octagon 61 Ltd 2023-2A D, CME Term SOFR 3 Month + 5.5000%, 4/20/36 (144A)‡	7,100,000	7,100,000
Octagon Investment Partners 42 Ltd 2019-3A AR,
ICE LIBOR USD 3 Month + 1.1400%, 5.9324%, 7/15/34 (144A)‡	10,000,000	9,737,150
Octagon Investment Partners XXI Ltd 2014-1A AAR3,
ICE LIBOR USD 3 Month + 1.0000%, 5.8694%, 2/14/31 (144A)‡	8,000,000	7,882,152
Ondeck Asset Securitization Trust LLC 2021-1A C, 2.9700%, 5/17/27 (144A)	3,000,000	2,766,021
Onslow Bay Financial LLC 2021-INV3 A3, 2.5000%, 10/25/51 (144A)‡	5,308,474	4,304,003
Pagaya AI Debt Selection Trust 2021-1 B, 2.1300%, 11/15/27 (144A)	9,995,879	9,608,447

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Pagaya AI Debt Selection Trust 2021-1 CERT, 0%, 11/15/27 (144A)‡,¤	$1,846,154		$411,877
Pagaya AI Debt Selection Trust 2022-1 C, 4.8880%, 10/15/29 (144A)	3,679,513		3,254,209
Palmer Square European Loan Funding 2023-1A D,
EURIBOR 3 Month + 5.7500%, 0%, 11/15/32 (144A)‡	6,941,000	EUR	7,386,359
Palmer Square Loan Funding 2022-5A C,
CME Term SOFR 3 Month + 3.9100%, 7.2940%, 1/15/31 (144A)‡	7,000,000		6,637,715
Pawnee Equipment Receivables 2022-1 D, 7.2300%, 7/17/28 (144A)	5,000,000		5,005,774
Pawnee Equipment Receivables 2022-1 E, 9.5000%, 9/17/29 (144A)	5,379,000		5,369,176
Pawnee Equipment Receivables Series 2019-1 LLC, 3.8000%, 1/15/26 (144A)	4,467,000		4,445,553
Pawnee Equipment Receivables Series 2020-1 LLC, 5.4300%, 7/15/27 (144A)	6,165,000		5,971,859
Perimeter Master Note Business Trust, 5.2100%, 5/15/24 (144A)	2,250,000		2,200,640
Point Securitization Trust 2021-1 A1, 3.2282%, 2/25/52 (144A)‡	5,429,060		5,144,875
Preston Ridge Partners Mortgage Trust 2021-10 A1, 2.4870%, 10/25/26 (144A)Ç	9,091,495		8,381,149
Preston Ridge Partners Mortgage Trust 2021-9 A1, 2.3630%, 10/25/26 (144A)Ç	10,968,335		10,220,753
Preston Ridge Partners Mortgage Trust 2022-2 A1, 5.0000%, 3/25/27 (144A)Ç	7,416,761		7,225,155
Pretium Mortgage Credit Partners LLC 2021-RN4 A1, 2.4871%, 10/25/51 (144A)‡	16,655,506		14,895,061
PRIMA Capital Ltd, 4.2500%, 12/25/50 (144A)	10,500,000		8,589,921
PRIMA Capital Ltd 2021-9A C,
ICE LIBOR USD 1 Month + 2.3500%, 7.1114%, 12/15/37 (144A)‡	15,000,000		13,987,239
Progress Residential Trust 2021-SFR11 F, 4.4200%, 1/17/39 (144A)	4,885,000		4,080,710
Progress Residential Trust 2022-SFR1 F, 4.8800%, 2/17/41 (144A)	9,000,000		7,731,698
Progress Residential Trust 2022-SFR3 F, 6.6000%, 4/17/39 (144A)	2,500,000		2,347,664
Project Silver, 6.9000%, 7/15/44 (144A)‡	898,315		165,475
Rad CLO Ltd 2023-18A D,
CME Term SOFR 3 Month + 5.2500%, 0%, 4/15/36 (144A)‡	6,588,000		6,444,382
Raptor Aircraft Finance I LLC, 4.2130%, 8/23/44 (144A)	10,334,991		8,360,047
Reach Financial LLC 2022-2A D, 9.0000%, 5/15/30 (144A)	8,000,000		7,509,361
Sand Trust 2021-1A D,
ICE LIBOR USD 3 Month + 3.5500%, 7.6291%, 10/15/34 (144A)‡	8,000,000		6,927,680
Santander Bank Auto Credit-Linked Notes 2022-B E, 8.6810%, 8/16/32 (144A)	3,976,514		3,908,569
Santander Bank Auto Credit-Linked Notes 2022-C E, 11.3660%, 12/15/32 (144A)	3,929,210		3,922,943
Santander Consumer Auto Receivables Trust 2020-BA, 4.1300%, 1/15/27 (144A)	1,500,000		1,461,304
Santander Consumer Auto Receivables Trust 2021-AA E,
3.2800%, 3/15/27 (144A)	1,750,000		1,633,994
SEB Funding LLC 2021-1A A2, 4.9690%, 1/30/52 (144A)	21,692,633		18,913,431
Sierra Receivables Funding Co LLC 2020-2A D, 6.5900%, 7/20/37 (144A)	2,024,443		1,980,362
Sierra Receivables Funding Co LLC 2021-1A D, 3.1700%, 11/20/37 (144A)	4,319,498		4,023,752
Sierra Receivables Funding Co LLC 2022-3A C, 7.6300%, 7/20/39 (144A)	1,922,672		1,950,374
Sierra Receivables Funding Co LLC 2023-1A C, 7.0000%, 1/20/40 (144A)	2,500,000		2,505,708
Sierra Timeshare 2019-1 Receivables Funding LLC, 4.7500%, 1/20/36 (144A)	1,192,578		1,115,818
Sierra Timeshare 2019-2 Receivables Funding LLC, 4.5400%, 5/20/36 (144A)	2,067,849		1,958,310
SMRT 2022-MINI E, CME Term SOFR 1 Month + 2.7000%, 7.5280%, 1/15/39 (144A)‡	7,000,000		6,358,356
Sprite Limited 2021-1 B, 5.1000%, 11/15/46 (144A)	5,080,372		4,184,790
Sprite Limited 2021-1 C, 8.8350%, 11/15/46 (144A)	4,679,954		3,878,089
Summit Issuer LLC 2020-1A B, 3.1790%, 12/20/50 (144A)	2,500,000		2,189,774
Tesla Auto Lease Trust 2021-A E, 2.6400%, 3/20/25 (144A)	3,850,000		3,696,978
Theorem Funding Trust 2022-3A A, 7.6000%, 4/15/29 (144A)	8,148,143		8,211,402
Thrust Engine Leasing 2021-1A A, 4.1630%, 7/15/40 (144A)	9,247,768		7,454,623
Thunderbolt Aircraft Lease Ltd 2017-A B, 5.7500%, 5/17/32 (144A)Ç	2,350,227		1,711,476
TPI Re-Remic Trust 2022-FRR1 DK33, 0%, 7/25/46 (144A)◊	2,237,000		2,141,008
TPI Re-Remic Trust 2022-FRR1 DK34, 0%, 7/25/46 (144A)◊	5,124,000		4,904,124
TPI Re-Remic Trust 2022-FRR1 DK35, 0%, 8/25/46 (144A)◊	2,639,000		2,525,758
TPI Re-Remic Trust 2022-FRR1 EK34, 0%, 7/25/46 (144A)◊	5,000,000		4,759,317
Tricolor Auto Securitization Trust 2022-1A E, 7.7900%, 8/16/27 (144A)	10,870,000		10,395,453
Tricolor Auto Securitization Trust 2023-1A D, 8.5600%, 7/15/27 (144A)	4,750,000		4,919,793
TVEST LLC 2021-A B, 0%, 9/15/33 (144A)	6,550,000		5,048,674
Upstart Securitization Trust 2019-2 C, 4.7830%, 9/20/29 (144A)	4,365,752		4,339,531
Upstart Securitization Trust 2019-3 C, 5.3810%, 1/21/30 (144A)	10,488,520		10,460,815
Upstart Securitization Trust 2020-3 B, 3.0140%, 11/20/30 (144A)	1,699,567		1,695,146
Upstart Securitization Trust 2020-3 C, 6.2500%, 11/20/30 (144A)	20,527,000		19,966,556
Upstart Securitization Trust 2021-1 B, 1.8900%, 3/20/31 (144A)	4,014,883		3,972,127
Upstart Securitization Trust 2021-1 C, 4.0600%, 3/20/31 (144A)	3,250,000		2,985,622
Upstart Securitization Trust 2023-1 B, 8.3500%, 2/20/33 (144A)	6,235,000		6,170,124
VASA Trust 2021-VASA D,
ICE LIBOR USD 1 Month + 2.1000%, 6.7840%, 7/15/39 (144A)‡	7,000,000		6,591,629
VASA Trust 2021-VASA F,
ICE LIBOR USD 1 Month + 3.9000%, 8.5840%, 7/15/39 (144A)‡	5,500,000		5,097,980
VB-S1 Issuer LLC 2020-2A B, 3.2290%, 9/15/50 (144A)	5,750,000		5,192,724
VB-S1 Issuer LLC 2020-2A C, 4.4590%, 9/15/50 (144A)	6,000,000		5,310,478
Wells Fargo Commercial Mortgage Trust 2021-C61 XA, 1.3672%, 11/15/54‡,¤	81,261,200		5,854,578
Westgate Resorts 2018-4A C,
ICE LIBOR USD 3 Month + 3.3000%, 8.1177%, 10/25/31 (144A)‡	2,000,000		1,815,762
Westgate Resorts 2022-1A D, 3.8380%, 8/20/36 (144A)	2,742,406		2,589,054
Westlake Automobile Receivable Trust 2020-3A F, 5.1100%, 5/17/27 (144A)	7,000,000		6,750,593

Shares or Principal Amounts			Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Westlake Automobile Receivable Trust 2021-3A E, 3.4200%, 4/15/27 (144A)	$5,000,000		$4,523,272
Willis Engine Securitization Trust 2020-A B, 4.2120%, 3/15/45 (144A)	5,412,278		3,812,779
Willis Engine Securitization Trust 2020-A C, 6.6570%, 3/15/45 (144A)	1,501,060		928,691
Worldwide Plaza Trust 2017-WWP F, 3.5955%, 11/10/36 (144A)‡	4,305,008		1,174,883
Z Capital Credit Partners CLO 2018-1 Ltd,
ICE LIBOR USD 3 Month + 2.4500%, 7.2424%, 1/16/31 (144A)‡	1,250,000		1,228,551
Z Capital Credit Partners CLO 2018-1A A2 Ltd,
ICE LIBOR USD 3 Month + 1.5600%, 6.3524%, 1/16/31 (144A)‡	3,030,874		3,007,897
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $1,797,756,659)			1,665,972,569
Bank Loans and Mezzanine Loans– 6.6%
Basic Industry – 0.4%
Aruba Investments Holdings LLC,
ICE LIBOR USD 1 Month + 7.7500%, 12.5903%, 11/24/28‡	5,786,000		5,178,470
Herens US Holdco Corp, ICE LIBOR USD 3 Month + 4.0000%, 9.1591%, 7/3/28‡	7,577,594		7,003,440
			12,181,910
Brokerage – 0.5%
Advisor Group Holdings Inc,
ICE LIBOR USD 1 Month + 4.5000%, 9.3403%, 7/31/26‡	1,844,833		1,811,405
Aretec Group Inc, CME Term SOFR 1 Month + 4.6000%, 9.1048%, 3/8/30ƒ,‡	3,927,000		3,855,843
Citadel Securities LP, CME Term SOFR 1 Month + 2.5000%, 7.4215%, 2/2/28‡	7,292,622		7,215,175
			12,882,423
Capital Goods – 0.9%
Arcline FM Holdings LLC,
ICE LIBOR USD 3 Month + 8.2500%, 13.4091%, 6/25/29‡	9,759,010		8,783,109
PECF USS Intermediate Holding III Corp,
ICE LIBOR USD 1 Month + 4.2500%, 9.0903%, 12/15/28‡	10,617,342		8,901,367
Standard Industries Inc, CME Term SOFR 1 Month + 2.2500%, 7.1155%, 9/22/28‡	7,882,473		7,831,237
Summit Materials LLC, CME Term SOFR 6 Month + 3.0000%, 8.4915%, 12/14/27‡	711,000		711,000
			26,226,713
Communications – 0.2%
Directv Financing LLC, ICE LIBOR USD 1 Month + 5.0000%, 9.8403%, 8/2/27‡	6,017,092		5,778,454
Consumer Cyclical – 2.1%
Boardriders Inc, ICE LIBOR USD 3 Month + 6.5000%, 11.3253%, 4/23/24ƒ,‡	4,455,841		2,762,622
Boardriders Inc,
ICE LIBOR USD 3 Month + 8.0000%, 12.8450% (12.86% Cash or 12.85% PIK), 4/23/24‡,Ø,¢	1,566		1,566
Flutter Financing BV, CME Term SOFR 3 Month + 3.2500%, 8.4099%, 7/22/28‡	8,669,945		8,658,674
Loire Finco Luxembourg, EURIBOR 12 Month + 2.7500%, 5.6550%, 4/21/27‡	2,660,000	EUR	2,702,431
LSF9 Atlantis Holdings LLC,
CME Term SOFR 3 Month + 7.2500%, 12.1483%, 3/31/29‡	8,677,500		8,431,666
Mic Glen LLC, ICE LIBOR USD 1 Month + 6.7500%, 11.5903%, 7/20/29‡	7,907,942		7,285,192
Olaplex Inc, CME Term SOFR 1 Month + 3.5000%, 8.3924%, 2/23/29‡	6,237,000		5,545,753
Rent-A-Center Inc, ICE LIBOR USD 3 Month + 3.2500%, 8.1250%, 2/17/28‡	4,924,812		4,863,252
Sovos Brands Intermediate Inc,
ICE LIBOR USD 3 Month + 3.5000%, 8.3253%, 6/8/28‡	3,495,764		3,460,806
Stars Group Holdings BV, ICE LIBOR USD 3 Month + 2.2500%, 7.4091%, 7/21/26‡	5,334,404		5,324,429
Tacala Investment Corp, ICE LIBOR USD 1 Month + 7.5000%, 12.3403%, 2/4/28‡	5,683,991		5,154,698
Woof Holdings Inc, ICE LIBOR USD 3 Month + 3.2500%, 12.0035%, 12/21/28‡	1,707,290		1,468,269
Wyndham Worldwide Corp, CME Term SOFR 1 Month + 4.0000%, 8.9603%, 12/14/29‡	4,500,000		4,483,125
			60,142,483
Consumer Non-Cyclical – 0.8%
Eyecare Partners LLC, ICE LIBOR USD 1 Month + 6.7500%, 11.5903%, 11/15/29‡	7,500,000		5,662,500
Journey Personal Care Corp,
ICE LIBOR USD 3 Month + 4.2500%, 9.4091%, 3/1/28‡	3,376,665		2,579,637
Mamba Purchaser Inc, ICE LIBOR USD 1 Month + 6.5000%, 11.3403%, 10/15/29‡	4,000,000		3,520,000
National Mentor Holdings Inc,
CME Term SOFR 3 Month + 7.2500%, 12.2483%, 3/2/29‡	580,826		342,687
Perrigo Investments LLC, CME Term SOFR 1 Month + 2.2500%, 7.1570%, 4/20/29‡	4,962,500		4,919,078
Surgery Center Holdings Inc,
ICE LIBOR USD 1 Month + 3.7500%, 8.4600%, 8/31/26‡	2,380,784		2,363,475
Topgolf Callaway Brands Corp,
CME Term SOFR 1 Month + 3.5000%, 8.2595%, 3/15/30‡	2,776,840		2,756,458
			22,143,835
Diversified Consumer Services – 0.2%
Driven Holdings LLC, ICE LIBOR USD 1 Month + 3.0000%, 7.7614%, 12/17/28‡	4,591,000		4,493,442
Diversified Financial Services – 0.5%
Delta 2 Lux Sarl, CME Term SOFR 1 Month + 3.2500%, 8.0570%, 1/15/30‡	6,300,000		6,302,646
Luxembourg Investment Co 428 Sarl,
CME Term SOFR 3 Month + 5.0000%, 10.0483%, 1/3/29‡	7,944,280		6,335,564
			12,638,210
Technology – 0.7%
Acuris Finance US Inc, CME Term SOFR 3 Month + 4.0000%, 9.0483%, 2/16/28‡	2,570,885		2,475,557
Magenta Buyer LLC, ICE LIBOR USD 1 Month + 8.2500%, 13.0800%, 7/27/29‡	8,900,000		6,586,000

Shares or Principal Amounts			Value
Bank Loans and Mezzanine Loans– (continued)
Technology– (continued)
Mitchell International Inc,
ICE LIBOR USD 1 Month + 3.7500%, 8.5023%, 10/15/28‡	$7,761,600		$7,322,371
Sunshine Software Merger Sub Inc,
ICE LIBOR USD 1 Month + 3.7500%, 8.5903%, 10/16/28‡	4,927,230		4,533,052
			20,916,980
Transportation – 0.3%
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 7.7264%, 7/21/28‡	7,212,434		6,891,769
First Student Bidco Inc, ICE LIBOR USD 3 Month + 3.0000%, 7.7264%, 7/21/28‡	2,696,078		2,576,211
			9,467,980
Total Bank Loans and Mezzanine Loans (cost $202,639,867)			186,872,430
Corporate Bonds– 27.7%
Banking – 1.9%
American Express Co,
US Treasury Yield Curve Rate 5 Year + 2.8540%, 3.5500%‡,µ	2,697,000		2,279,504
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	1,880,000		1,778,986
Bank of Montreal,
US Treasury Yield Curve Rate 5 Year + 1.4000%, 3.0880%, 1/10/37‡	5,537,000		4,450,520
BNP Paribas SA,
US Treasury Yield Curve Rate 1 Year + 1.4500%, 5.1250%, 1/13/29 (144A)‡	6,932,000		6,946,199
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 4.9690%, 9.2500% (144A)‡,µ	4,267,000		4,333,150
Citigroup Inc, US Treasury Yield Curve Rate 5 Year + 3.4170%, 3.8750%‡,µ	5,310,000		4,484,295
Commonwealth Bank of Australia, 3.7840%, 3/14/32 (144A)	7,269,000		6,112,349
Credit Suisse Group AG, SOFR + 3.7300%, 4.1940%, 4/1/31 (144A)‡	3,186,000		2,828,531
JPMorgan Chase & Co, SOFR + 1.2600%, 2.9630%, 1/25/33‡	3,163,000		2,704,525
JPMorgan Chase & Co, SOFR + 1.8000%, 4.5860%, 4/26/33‡	1,146,000		1,109,701
JPMorgan Chase & Co, CME Term SOFR 3 Month + 3.3800%, 5.0000%‡,µ	2,163,000		2,076,696
JPMorgan Chase & Co,
US Treasury Yield Curve Rate 5 Year + 2.8500%, 3.6500%‡,µ	2,501,000		2,188,375
Morgan Stanley, SOFR + 3.1200%, 3.6220%, 4/1/31‡	3,996,000		3,654,214
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33‡	2,117,000		1,793,442
Morgan Stanley,
US Treasury Yield Curve Rate 5 Year + 2.4300%, 5.9480%, 1/19/38‡	1,574,000		1,565,212
PNC Financial Services Group Inc/The,
US Treasury Yield Curve Rate 5 Year + 2.5950%, 3.4000%‡,µ	2,897,000		2,297,379
Sumitomo Mitsui Financial Group Inc, 5.7660%, 1/13/33	3,131,000		3,269,911
			53,872,989
Basic Industry – 1.6%
Celanese US Holdings LLC, 6.3300%, 7/15/29	1,443,000		1,458,887
Celanese US Holdings LLC, 6.3790%, 7/15/32	2,119,000		2,148,007
First Quantum Minerals Ltd, 7.5000%, 4/1/25 (144A)	4,974,000		4,969,921
FMG Resources (August 2006) Pty Ltd, 4.3750%, 4/1/31 (144A)	12,672,000		11,113,344
Hudbay Minerals Inc, 4.5000%, 4/1/26 (144A)	6,918,000		6,388,475
Hudbay Minerals Inc, 6.1250%, 4/1/29 (144A)	6,957,000		6,574,365
IAMGOLD Corp, 5.7500%, 10/15/28 (144A)	8,423,000		6,506,767
Neon Holdings Inc, 10.1250%, 4/1/26 (144A)	7,204,000		6,550,237
			45,710,003
Capital Goods – 2.0%
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27Ø	9,468,244	EUR	7,650,409
ARD Finance SA, 5.0000% (5.00% Cash or 5.75% PIK), 6/30/27 (144A)Ø	1,468,400	EUR	1,186,478
ARD Finance SA, 6.5000% (6.50% Cash or 7.25% PIK), 6/30/27 (144A)Ø	11,178,539		8,550,464
Ardagh Metal Packaging Finance USA LLC / Adragh Metal Packaging Finance PLC,
6.0000%, 6/15/27 (144A)	6,486,000		6,427,788
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 8.1963%‡,µ	3,149,000		3,145,851
HT Troplast GmbH, 9.2500%, 7/15/25 (144A)	2,790,000	EUR	2,975,268
JELD-WEN Inc, 4.8750%, 12/15/27 (144A)	5,168,000		4,395,797
LABL Inc, 8.2500%, 11/1/29 (144A)	8,536,000		7,278,861
PECF USS Intermediate Holding III Corp, 8.0000%, 11/15/29 (144A)	4,276,000		2,839,264
Regal Rexnord Corp, 6.3000%, 2/15/30 (144A)	2,843,000		2,862,630
Regal Rexnord Corp, 6.4000%, 4/15/33 (144A)	1,897,000		1,898,172
Trivium Packaging Finance BV, 8.5000%, 8/15/27 (144A)	4,299,000		3,912,090
Vontier Corp, 2.9500%, 4/1/31	2,330,000		1,865,142
			54,988,214
Communications – 1.6%
Altice Financing SA, 5.0000%, 1/15/28 (144A)	6,822,000		5,547,650
AT&T Inc, EURIBOR ICE SWAP Rate + 3.1400%, 2.8750%‡,µ	5,300,000	EUR	5,316,265
Block Communications Inc, 4.8750%, 3/1/28 (144A)	7,120,000		6,152,277
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.4000%, 4/1/33	3,025,000		2,684,420
Gray Television Inc, 4.7500%, 10/15/30 (144A)	5,500,000		3,650,212
Netflix Inc, 3.6250%, 6/15/30	8,071,000	EUR	8,390,297
Scripps Escrow II Inc, 5.3750%, 1/15/31 (144A)#	5,804,000		3,990,250

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Communications– (continued)
T-Mobile USA Inc, 3.3750%, 4/15/29	$4,899,000		$4,466,357
Windstream Escrow LLC, 7.7500%, 8/15/28 (144A)#	4,728,000		3,872,090
			44,069,818
Consumer Cyclical – 3.8%
Arches Buyer Inc, 4.2500%, 6/1/28 (144A)	13,357,000		11,163,113
Carnival Corp, 7.6250%, 3/1/26 (144A)#	7,567,000		6,904,887
Ford Motor Credit Co LLC, 7.3500%, 11/4/27	5,197,000		5,352,962
Full House Resorts Inc, 8.2500%, 2/15/28 (144A)#	10,378,000		9,443,980
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	3,218,000		2,760,434
IHO Verwaltungs GmbH, 3.8750% (3.88% Cash or 4.63% PIK), 5/15/27 (144A)Ø	8,638,149	EUR	8,211,192
Kohl's Corp, 3.6250%, 5/1/31	7,649,000		5,162,769
Lithia Motors Inc, 3.8750%, 6/1/29 (144A)	3,700,000		3,200,500
Lithia Motors Inc, 4.3750%, 1/15/31 (144A)	6,689,000		5,760,901
Live Nation Entertainment Inc, 3.7500%, 1/15/28 (144A)	7,809,000		6,989,055
PulteGroup Inc, 7.8750%, 6/15/32	6,213,000		7,184,934
Royal Caribbean Cruises Ltd, 11.6250%, 8/15/27 (144A)	7,272,000		7,810,455
Royal Caribbean Cruises Ltd, 7.2500%, 1/15/30 (144A)	1,800,000		1,811,250
VICI Properties LP, 4.9500%, 2/15/30	4,993,000		4,685,266
VICI Properties LP, 5.1250%, 5/15/32	1,932,000		1,820,214
Victoria's Secret & Co, 4.6250%, 7/15/29 (144A)	5,339,000		4,325,871
Weekley Homes LLC / Weekly Finance Corp, 4.8750%, 9/15/28 (144A)	10,973,000		9,249,463
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp,
7.1250%, 2/15/31 (144A)#	5,192,000		5,266,609
			107,103,855
Consumer Non-Cyclical – 4.8%
AdaptHealth LLC, 6.1250%, 8/1/28 (144A)	8,398,000		7,710,624
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC,
3.5000%, 3/15/29 (144A)	9,662,000		8,406,849
Amgen Inc, 5.2500%, 3/2/33	5,713,000		5,869,531
AMN Healthcare Inc, 4.0000%, 4/15/29 (144A)	4,005,000		3,544,425
BellRing Brands Inc, 7.0000%, 3/15/30 (144A)	8,455,000		8,564,661
Catalent Pharma Solutions Inc, 2.3750%, 3/1/28	5,060,000	EUR	4,921,276
Catalent Pharma Solutions Inc, 3.5000%, 4/1/30 (144A)	4,068,000		3,575,080
GE Healthcare Holding LLC, 5.8570%, 3/15/30 (144A)	6,565,000		6,868,267
Hadrian Merger Sub Inc, 8.5000%, 5/1/26 (144A)	9,876,000		8,098,320
HLF Financing Sarl LLC / Herbalife International Inc,
4.8750%, 6/1/29 (144A)	7,721,000		5,867,960
IQVIA Inc, 2.2500%, 3/15/29	4,650,000	EUR	4,286,086
ModivCare Escrow Issuer Inc, 5.0000%, 10/1/29 (144A)	9,341,000		7,930,886
Nomad Foods BondCo PLC, 2.5000%, 6/24/28	641,000	EUR	605,779
Organon Finance 1 LLC, 5.1250%, 4/30/31 (144A)	7,824,000		6,944,915
Owens & Minor Inc, 6.6250%, 4/1/30 (144A)#	13,392,000		11,500,380
Pediatrix Medical Group Inc, 5.3750%, 2/15/30 (144A)	10,721,000		9,704,435
Pilgrim's Pride Corp, 5.8750%, 9/30/27 (144A)	9,658,000		9,600,052
Syneos Health Inc, 3.6250%, 1/15/29 (144A)	3,000,000		2,465,691
Teva Pharmaceutical Finance Netherlands III BV, 7.8750%, 9/15/29#	4,975,000		5,205,094
Teva Pharmaceutical Industries Ltd, 4.7500%, 5/9/27	8,753,000		8,170,291
Universal Health Services Inc, 2.6500%, 1/15/32	8,451,000		6,593,141
			136,433,743
Electric – 1.6%
Algonquin Power & Utilities Corp,
US Treasury Yield Curve Rate 5 Year + 3.2490%, 4.7500%, 1/18/82‡	8,480,000		6,784,000
American Electric Power Co Inc, 5.6250%, 3/1/33	3,096,000		3,202,431
American Electric Power Co Inc,
US Treasury Yield Curve Rate 5 Year + 2.6750%, 3.8750%, 2/15/62‡	5,517,000		4,395,179
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	3,354,000		2,897,789
Duquesne Light Holdings Inc, 2.5320%, 10/1/30 (144A)	3,072,000		2,488,863
IPALCO Enterprises Inc, 4.2500%, 5/1/30	4,008,000		3,689,975
NRG Energy Inc, 3.6250%, 2/15/31 (144A)	1,933,000		1,549,820
NRG Energy Inc, 3.8750%, 2/15/32 (144A)	5,418,000		4,334,400
NRG Energy Inc, 7.0000%, 3/15/33 (144A)	9,733,000		10,082,609
Xcel Energy Inc, 4.6000%, 6/1/32	4,725,000		4,587,149
			44,012,215
Energy – 3.3%
Antero Resources Corp, 5.3750%, 3/1/30 (144A)#	5,752,000		5,350,798
DT Midstream Inc, 4.1250%, 6/15/29 (144A)	7,432,000		6,515,652
Enerflex Ltd, 9.0000%, 10/15/27 (144A)	4,645,000		4,517,262
EnLink Midstream LLC, 5.6250%, 1/15/28 (144A)	6,693,000		6,559,140
EnLink Midstream Partners LP, ICE LIBOR USD 3 Month + 4.1100%, 8.9763%‡,µ	7,858,000		6,741,378
FTAI Infra Escrow Holdings LLC, 10.5000%, 6/1/27 (144A)	11,252,000		11,117,335
Hess Midstream Operations LP, 4.2500%, 2/15/30 (144A)	5,561,000		4,966,529
Howard Midstream Energy Partners LLC, 6.7500%, 1/15/27 (144A)	9,769,000		9,211,776

Shares or Principal Amounts			Value
Corporate Bonds– (continued)
Energy– (continued)
Occidental Petroleum Corp, 7.8750%, 9/15/31	$4,784,000		$5,373,437
Rockies Express Pipeline LLC, 4.9500%, 7/15/29 (144A)	1,462,000		1,302,418
SM Energy Co, 5.6250%, 6/1/25	8,923,000		8,651,704
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
5.5000%, 1/15/28 (144A)	5,739,000		5,247,531
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp,
6.0000%, 9/1/31 (144A)	1,155,000		1,021,329
Venture Global Calcasieu Pass LLC, 6.2500%, 1/15/30 (144A)	7,655,000		7,712,412
Viper Energy Partners LP, 5.3750%, 11/1/27 (144A)	8,166,000		7,853,412
			92,142,113
Finance Companies – 1.4%
FirstCash Inc, 4.6250%, 9/1/28 (144A)	5,509,000		4,886,108
FirstCash Inc, 5.6250%, 1/1/30 (144A)	5,664,000		5,225,040
Fortress Transportation and Infrastructure Investors LLC,
6.5000%, 10/1/25 (144A)	2,318,000		2,319,541
Fortress Transportation and Infrastructure Investors LLC,
9.7500%, 8/1/27 (144A)	3,509,000		3,702,311
Navient Corp, 5.0000%, 3/15/27	6,337,000		5,582,233
OWL Rock Core Income Corp, 4.7000%, 2/8/27	8,032,000		7,253,957
PennyMac Financial Services Inc, 5.7500%, 9/15/31 (144A)	8,000,000		6,335,278
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	4,499,000		3,730,301
			39,034,769
Financial Institutions – 0.4%
AT Securities BV, USD SWAP SEMI 30/360 5YR + 3.5460%, 5.2500%‡,µ	5,000,000		1,870,000
Burford Capital Global Finance LLC, 6.2500%, 4/15/28 (144A)	4,962,000		4,276,279
Burford Capital Global Finance LLC, 6.8750%, 4/15/30 (144A)	4,025,000		3,464,234
CPI Property Group SA, EUR SWAP ANNUAL 5 YR + 4.9440%, 4.8750%‡,µ	5,589,000	EUR	2,501,132
			12,111,645
Industrial – 0.1%
TopBuild Corp, 3.6250%, 3/15/29 (144A)	2,702,000		2,311,023
Insurance – 1.1%
Athene Global Funding, 2.6460%, 10/4/31 (144A)	8,600,000		6,828,934
Broadstreet Partners Inc, 5.8750%, 4/15/29 (144A)	7,633,000		6,455,453
Brown & Brown Inc, 2.3750%, 3/15/31	3,613,000		2,887,852
Brown & Brown Inc, 4.9500%, 3/17/52	3,218,000		2,750,172
Centene Corp, 3.3750%, 2/15/30	10,622,000		9,267,100
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡,#	2,045,000		1,665,794
			29,855,305
Mortgage Assets – 0.4%
Banco La Hipotecaria SA, 5.5000%, 9/15/23 (144A)	5,700,000		5,606,292
Banco La Hipotecaria SA, 4.1250%, 12/15/24 (144A)	5,000,000		4,688,400
			10,294,692
Real Estate Investment Trusts (REITs) – 0.7%
Alexandria Real Estate Equities Inc, 4.7500%, 4/15/35	5,706,000		5,347,261
Broadstone Net Lease LLC, 2.6000%, 9/15/31	2,870,000		2,079,952
Global Net Lease Inc / Global Net Lease Operating Partnership LP,
3.7500%, 12/15/27 (144A)	8,400,000		6,646,243
Lexington Realty Trust, 2.7000%, 9/15/30	3,324,000		2,697,888
Safehold Operating Partnership LP, 2.8000%, 6/15/31	5,556,000		4,338,295
			21,109,639
Technology – 1.7%
Acuris Finance US Inc / Acuris Finance SARL, 5.0000%, 5/1/28 (144A)	2,685,000		2,107,725
Austin BidCo Inc, 7.1250%, 12/15/28 (144A)	8,552,000		6,719,426
CA Magnum Holdings, 5.3750%, 10/31/26 (144A)	6,237,000		5,461,767
Entegris Inc, 3.6250%, 5/1/29 (144A)	5,085,000		4,389,169
Fiserv Inc, 5.6000%, 3/2/33	4,500,000		4,667,067
Iron Mountain Inc, 5.2500%, 7/15/30 (144A)	5,631,000		5,077,370
Iron Mountain Inc, 4.5000%, 2/15/31 (144A)	3,754,000		3,225,925
Leidos Inc, 5.7500%, 3/15/33	3,278,000		3,350,250
Seagate HDD Cayman, 9.6250%, 12/1/32 (144A)	5,969,237		6,689,528
Trimble Inc, 6.1000%, 3/15/33	7,117,000		7,184,584
			48,872,811
Transportation – 1.3%
Cargo Aircraft Management Inc, 4.7500%, 2/1/28 (144A)	6,400,000		5,722,560
Rand Parent LLC, 8.5000%, 2/15/30 (144A)	18,427,000		17,321,380
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd, 8.0000%, 9/20/25 (144A)	6,471,977		6,513,657
Watco Cos LLC / Watco Finance Corp, 6.5000%, 6/15/27 (144A)	9,065,000		8,496,818
			38,054,415
Total Corporate Bonds (cost $830,992,049)			779,977,249
Mortgage-Backed Securities– 26.3%
Fannie Mae:
3.0000%, TBA, 30 Year Maturity	31,587,142		28,248,286

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae– (continued)
5.0000%, TBA, 30 Year Maturity	$91,178,023	$90,896,374
3.5000%, TBA, 15 Year Maturity	15,731,117	15,215,766
3.0000%, TBA, 15 Year Maturity	16,732,212	15,860,966
4.0000%, TBA, 15 Year Maturity	24,687,000	24,303,068
3.5000%, TBA, 30 Year Maturity	121,753,696	112,793,354
4.0000%, TBA, 30 Year Maturity	152,830,871	146,093,475
4.5000%, TBA, 30 Year Maturity	100,287,498	98,215,659
		531,626,948
Fannie Mae Pool:
3.0000%, 10/1/34	146,883	139,836
6.0000%, 2/1/37	634	671
3.0000%, 9/1/42	1,024,146	941,964
3.0000%, 1/1/43	1,323,837	1,217,607
3.0000%, 2/1/43	4,082,562	3,754,961
3.0000%, 2/1/43	527,529	485,198
3.0000%, 2/1/43	34,866	32,053
3.0000%, 3/1/43	1,697,549	1,560,550
3.0000%, 3/1/43	477,477	438,943
3.0000%, 5/1/43	392,353	360,689
3.0000%, 5/1/43	1,913	1,759
5.0000%, 7/1/44	5,456	5,584
4.5000%, 10/1/44	3,690	3,740
4.5000%, 3/1/45	5,551	5,627
3.0000%, 7/1/45	2,153,480	1,979,686
3.5000%, 12/1/45	262,606	247,745
4.5000%, 2/1/46	7,949	7,979
3.5000%, 7/1/46	12,949	12,278
3.0000%, 9/1/46	969,439	891,647
3.0000%, 11/1/46	309,969	283,071
3.0000%, 1/1/47	53,035	48,433
3.5000%, 3/1/47	230,169	217,144
4.0000%, 5/1/47	863,841	849,622
3.5000%, 7/1/47	203,935	192,394
3.5000%, 8/1/47	2,476	2,327
3.5000%, 1/1/48	3,047	2,879
4.0000%, 1/1/48	11,852	11,657
3.5000%, 3/1/48	3,090,732	2,903,298
4.0000%, 3/1/48	3,524	3,466
3.5000%, 7/1/48	5,196,308	4,886,537
4.5000%, 12/1/48	597,162	595,716
3.0000%, 9/1/49	371,366	339,843
4.0000%, 10/1/51	28,072,279	27,236,719
5.5000%, 10/1/52	13,459,916	13,646,991
5.5000%, 10/1/52	9,765,220	10,008,518
3.0000%, 2/1/57	5,196,020	4,711,445
3.0000%, 6/1/57	22,616	20,499
		78,049,076
Freddie Mac Gold Pool:
3.5000%, 1/1/47	156,190	148,272
Freddie Mac Pool:
3.0000%, 5/1/31	1,361,773	1,313,938
3.0000%, 9/1/32	201,060	192,551
3.0000%, 1/1/33	117,416	112,447
3.0000%, 10/1/34	347,549	330,880
3.0000%, 10/1/34	159,812	152,147
6.0000%, 4/1/40	13,881	14,699
3.0000%, 2/1/43	4,126	3,793
3.5000%, 2/1/43	3,320	3,151
3.0000%, 3/1/43	87,130	80,100
3.0000%, 6/1/43	133,398	119,928
3.0000%, 11/1/43	4,281,864	3,938,428
3.5000%, 2/1/44	11,047	10,482
4.5000%, 5/1/44	2,696	2,709
3.5000%, 12/1/44	204,214	193,766
3.0000%, 1/1/45	2,477	2,272
3.5000%, 7/1/46	2,424	2,292
4.0000%, 3/1/47	6,744	6,597
3.5000%, 9/1/47	4,168	3,917
3.5000%, 12/1/47	41,211	39,052
3.5000%, 2/1/48	2,559	2,412
4.0000%, 4/1/48	1,454	1,425
4.5000%, 4/1/49	1,108,436	1,099,943
4.0000%, 5/1/49	4,579,076	4,433,498
3.5000%, 8/1/49	2,014,761	1,889,197

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.0000%, 12/1/49	$578,819	$522,647
3.0000%, 12/1/49	331,517	299,344
		14,771,615
Ginnie Mae:
5.0000%, TBA, 30 Year Maturity	7,343,765	7,351,109
3.5000%, TBA, 30 Year Maturity	98,660,539	92,499,484
4.0000%, TBA, 30 Year Maturity	16,054,402	15,450,323
		115,300,916
Ginnie Mae I Pool:
4.5000%, 8/15/46	10,681	10,637
4.0000%, 7/15/47	3,241	3,160
4.0000%, 8/15/47	347	338
4.0000%, 11/15/47	679	662
4.0000%, 12/15/47	1,930	1,881
		16,678
Ginnie Mae II Pool:
4.5000%, 2/20/48	104,680	104,526
4.5000%, 5/20/48	2,506	2,503
4.5000%, 5/20/48	942	941
		107,970
Total Mortgage-Backed Securities (cost $732,908,196)		740,021,475
Common Stocks– 0.2%
Life Sciences Tools & Services – 0.2%
Syneos Health Inc*	114,948	4,094,448
Professional Services – 0%
Clarivate Analytics PLC*	4,217	39,598
Total Common Stocks (cost $4,610,358)		4,134,046
Preferred Stocks– 0.2%
Consumer Cyclical – 0%
Quiksilver Inc¢	12,688	10,785
Finance Companies – 0%
Castlelake Aircraft Securitization Trust 2018-1, 6/15/43 (144A)‡	1,000,000	100,000
Upstart Securitization Trust 2019-3, 1/21/30 (144A)	8,250	412,500
		512,500
Industrial – 0%
Project Silver, 3/15/44 (144A)‡	1,500,000	187,500
START Ireland, 3/15/44 (144A)‡	1,500,000	187,500
Thunderbolt II Aircraft Lease Ltd, 9/15/38 (144A)	10	43,668
Thunderbolt III Aircraft Lease Ltd, 11/15/39 (144A)‡	5,000,000	100,000
		518,668
Student Loan – 0.2%
SoFi Professional Loan Program 2017-E LLC, 11/26/40 (144A)	25,000	228,713
SoFi Professional Loan Program 2017-F LLC, 1/25/41 (144A)	35,000	484,388
SoFi Professional Loan Program 2018-C Trust, 1/25/48 (144A)	58,000	639,549
SoFi Professional Loan Program 2018-D Trust, 2/25/48 (144A)	76,000	469,627
SoFi Professional Loan Program 2019-B LLC, 8/17/48 (144A)	70,900	783,629
SoFi Professional Loan Program 2020-A Trust, 5/15/46 (144A)	34,000	994,231
		3,600,137
Total Preferred Stocks (cost $29,010,353)		4,642,090
Convertible Preferred Stocks– 0.1%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co, 6.0000%, 6/1/23((cost $2,999,882)	59,700	2,973,657
Investment Companies– 2.6%
Money Markets – 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº,£((cost $73,944,748)	73,930,022	73,944,808
Investments Purchased with Cash Collateral from Securities Lending– 0.6%
Investment Companies – 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº,£	13,755,864	13,755,864
Time Deposits – 0.1%
Royal Bank of Canada, 4.8000%, 4/3/23	$3,438,966	3,438,966
Total Investments Purchased with Cash Collateral from Securities Lending (cost $17,194,830)		17,194,830
Total Investments (total cost $3,692,056,942) – 123.5%		3,475,733,154
Liabilities, net of Cash, Receivables and Other Assets – (23.5)%		(660,242,695)
Net Assets – 100%		$2,815,490,459

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$3,260,973,998	93.8%
Luxembourg	35,573,211	1.0
Cayman Islands	26,716,186	0.8
Canada	24,497,213	0.7
Australia	17,225,693	0.5
Ireland	16,832,298	0.5
Israel	13,375,385	0.4
Germany	13,056,460	0.4
Peru	12,962,840	0.4
France	11,279,349	0.3
Panama	10,294,692	0.3
Burkina Faso	6,506,767	0.2
India	5,461,767	0.1
Zambia	4,969,921	0.1
Netherlands	3,912,090	0.1
United Kingdom	3,308,210	0.1
Japan	3,269,911	0.1
Switzerland	2,828,531	0.1
Czech Republic	2,501,132	0.1
Bermuda	187,500	0.0

Total	$3,475,733,154	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/23
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	$1,680,420	$12,896	$(2,732)	$73,944,808
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	95,621∆	-	-	13,755,864
Total Affiliated Investments - 3.1%	$1,776,041	$12,896	$(2,732)	$87,700,672

	Value at 6/30/22	Purchases	Sales Proceeds	Value at 3/31/23
Investment Companies - 2.6%
Money Markets - 2.6%
Janus Henderson Cash Liquidity Fund LLC, 4.7988%ºº	27,922,135	979,910,865	(933,898,356)	73,944,808
Investments Purchased with Cash Collateral from Securities Lending - 0.5%
Investment Companies - 0.5%
Janus Henderson Cash Collateral Fund LLC, 4.8170%ºº	14,134,115	87,701,780	(88,080,031)	13,755,864

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Euro	4/5/23	(46,028,434)	$49,162,833	(753,302)
Barclays Capital, Inc.:
Euro	4/5/23	(6,941,000)	7,421,373	(105,884)
Citibank, National Association:
Canadian Dollar	4/5/23	(4,998,106)	3,718,752	19,950
Euro	4/5/23	53,298,221	(57,759,304)	40,646
Euro	6/28/23	(53,298,221)	58,036,364	(45,309)

				15,287
HSBC Securities (USA), Inc.:
Canadian Dollar	4/5/23	4,998,106	(3,679,747)	19,054
Canadian Dollar	6/28/23	(4,998,106)	3,684,515	(19,813)

				(759)
JPMorgan Chase Bank, National Association:
Euro	4/5/23	(2,096,000)	2,255,861	(17,174)
Morgan Stanley & Co:
Euro	4/5/23	1,767,213	(1,915,042)	1,436
Total				$(860,396)

Schedule of Futures

Description	Number of Contracts	Expiration Date	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Futures Long:
10 Year US Treasury Note	3,657	6/30/23	$420,269,297	$11,144,364
5 Year US Treasury Note	6,922	7/6/23	758,013,078	1,573,070
Total - Futures Long				12,717,434
Futures Short:
2 Year US Treasury Note	1,365	7/6/23	(281,808,517)	(124,703)
Ultra 10-Year Treasury Note	3,258	6/30/23	(394,676,156)	(12,599,315)
Ultra Long Term US Treasury Bond	75	6/30/23	(10,584,375)	(416,602)
US Treasury Long Bond	60	6/30/23	(7,869,375)	(317,813)
Total - Futures Short				(13,458,433)
Total				$(740,999)

Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Reference Asset	Maturity Date	Notional Amount		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Value
CDX.NA.HY.S40.V1, Fixed Rate of 5.00%, Paid Quarterly	6/20/28	(56,300,000)	USD	$(320,160)	$(670,535)	$(990,695)

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2023

Credit default swaps:
Average notional amount - buy protection	$ 156,062,850
Forward foreign currency exchange contracts:
Average amounts purchased - in USD	12,176,255
Average amounts sold - in USD	61,175,251
Futures contracts:
Average notional amount of contracts - long	1,251,009,473
Average notional amount of contracts - short	418,936,586

Notes to Schedule of Investments (unaudited)

EURIBOR	Euro Interbank Offered Rate
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Pay-in-kind (PIK) bonds give the issuer an option to make the interest payment in cash or additional securities.
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2023 is $2,166,939,919, which represents 77.0% of net assets.

*	Non-income producing security.

ƒ

All or a portion of this position is not funded, or has been purchased on a delayed delivery or when-issued basis. If applicable, interest rates will be determined and interest will begin to accrue at a future date.

‡

Variable or floating rate security. Rate shown is the current rate as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of March 31, 2023.

#	Loaned security; a portion of the security is on loan at March 31, 2023.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

◊	Zero coupon bond.

¤

Interest only security. An interest only security represents the interest only portion of a pool of underlying mortgages or mortgage-backed securities which are separated and sold individually from the principal portion of the securities. Principal amount shown represents the par value on which interest payments are based.

Ø	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2023 is $12,351, which represents 0.0% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$1,665,972,569	$-
Bank Loans and Mezzanine Loans	-	186,870,864	1,566
Corporate Bonds	-	779,977,249	-
Mortgage-Backed Securities	-	740,021,475	-
Common Stocks	4,134,046	-	-
Preferred Stocks	-	4,631,305	10,785
Convertible Preferred Stocks	-	2,973,657	-
Investment Companies	-	73,944,808	-
Investments Purchased with Cash Collateral from Securities Lending	-	17,194,830	-
Total Investments in Securities	$4,134,046	$3,471,586,757	$12,351
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	81,086	-
Futures Contracts	12,717,434	-	-
Total Assets	$16,851,480	$3,471,667,843	$12,351
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$941,482	$-
Futures Contracts	13,458,433	-	-
Centrally Cleared Swaps	-	670,535	-
Total Liabilities	$13,458,433	$1,612,017	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of March 31, 2023.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-35-70289 05-23